Commitments and Contingencies - Outstanding Financial Instruments Whose Contract Amounts Represent Credit Risk (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Loss Contingencies [Line Items]
Total commitments	$ 147,104	$ 121,873
Commitments to Extend Credit [Member]
Loss Contingencies [Line Items]
Total commitments	134,241	110,329
Credit Card Commitments [Member]
Loss Contingencies [Line Items]
Total commitments	11,650	10,611
Standby Letters of Credit [Member]
Loss Contingencies [Line Items]
Total commitments	$ 1,213	$ 933